WESTERN ASSET EMERGING MARKETS DEBT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 52.8%
Angola - 1.9%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	410,000	$395,773	(a)

Argentina - 2.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	21,020	6,258
Argentine Republic Government International Bond, Senior Notes, Step bond (2.000% to 7/9/22 then 3.875%)	2.000%	1/9/38	65,500	23,036
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	170,000	153,729	(b)
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	383,595	147,204	(b)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	151,800	107,975	(b)

Total Argentina				438,202

Bahamas - 0.9%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	200,000	174,731	(b)

Bahrain - 1.9%
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	240,000	226,218	(b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	200,000	167,892	(b)

Total Bahrain				394,110

Chile - 0.7%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	200,000	145,944

Colombia - 1.7%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	200,000	162,350
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	240,000	186,967

Total Colombia				349,317

Costa Rica - 0.8%
Costa Rica Government International Bond, Senior Notes	5.625%	4/30/43	200,000	163,045	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2022 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Dominican Republic - 2.7%
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	150,000		$148,076	(b)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000		129,576	(b)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	300,000		270,420	(b)

Total Dominican Republic					548,072

Ecuador - 2.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	37,781		20,941	(b)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	158,760		132,158	(b)
Ecuador Government International Bond, Senior Notes, Step bond (1.000% to 7/31/22 then 2.500%)	1.000%	7/31/35	356,052		228,339	(b)
Ecuador Government International Bond, Senior Notes, Step bond (0.500% to 7/31/22 then 1.500%)	0.500%	7/31/40	190,680		105,091	(b)

Total Ecuador					486,529

Egypt - 3.1%
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	500,000		425,104	(a)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	300,000		218,955	(b)

Total Egypt					644,059

Gabon - 0.8%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	200,000		170,321	(a)

Ghana - 1.2%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	265,000		242,305	(b)

Indonesia - 2.5%
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	370,000		359,312	(b)
Indonesia Treasury Bond	8.375%	3/15/34	2,098,000,000	IDR	153,089

Total Indonesia					512,401

Ivory Coast - 0.9%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	210,000		188,595	(b)

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jamaica - 1.1%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	200,000		$214,480

Jordan - 0.8%
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	200,000		172,250	(b)

Kenya - 0.8%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000		155,500	(a)

Mexico - 1.7%
Mexican Bonos, Senior Notes	7.750%	11/23/34	1,700,000	MXN	81,046
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	300,000		261,231

Total Mexico					342,277

Nigeria - 2.1%
Nigeria Government International Bond, Senior Notes	8.375%	3/24/29	200,000		179,100	(b)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	300,000		248,208	(a)

Total Nigeria					427,308

Oman - 3.8%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	200,000		196,945	(a)
Oman Government International Bond, Senior Notes	4.750%	6/15/26	200,000		196,945	(b)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	200,000		201,832	(b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	200,000		187,500	(a)

Total Oman					783,222

Panama - 1.6%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	200,000		172,098
Panama Government International Bond, Senior Notes	3.870%	7/23/60	200,000		153,753

Total Panama					325,851

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2022 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 1.6%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	200,000		$265,460
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	80,000		65,076

Total Peru					330,536

Philippines - 1.6%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	340,000		319,059

Qatar - 2.3%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	220,000		246,133	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	200,000		215,637	(b)

Total Qatar					461,770

Romania - 0.7%
Romanian Government International Bond, Senior Notes	3.000%	2/14/31	180,000		152,708	(a)

Senegal - 0.8%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	210,000		162,855	(b)

South Africa - 1.0%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	250,000		201,018

Supranational - 0.3%
European Bank for Reconstruction and Development, Senior Notes	6.450%	12/13/22	994,600,000	IDR	68,930

Turkey - 1.7%
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	200,000		173,093
Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	200,000		174,024	(b)

Total Turkey					347,117

Ukraine - 1.3%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/25	200,000		77,104	(b)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	510,000		185,676	(b)

Total Ukraine					262,780

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 2.8%
Abu Dhabi Government International Bond, Senior Notes	3.125%	4/16/30	220,000	$217,030	(b)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	200,000	146,118	(b)
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	300,000	214,125	(b)

Total United Arab Emirates				577,273

Uruguay - 2.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	300,000	313,533
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	94,000	100,210
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	80,000	84,015

Total Uruguay				497,758

Uzbekistan - 0.8%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	200,000	158,910	(b)

TOTAL SOVEREIGN BONDS (Cost - $12,572,125)				10,815,006

CORPORATE BONDS & NOTES - 42.8%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
IHS Holding Ltd., Senior Notes	5.625%	11/29/26	200,000	183,480	(b)
Ooredoo International Finance Ltd., Senior Notes	2.625%	4/8/31	200,000	178,049	(b)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	200,000	187,981	(b)

TOTAL COMMUNICATION SERVICES				549,510

CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	146,045	(b)

CONSUMER STAPLES - 0.7%
Beverages - 0.7%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	150,000	143,383	(b)

ENERGY - 12.9%
Oil, Gas & Consumable Fuels - 12.9%
Abu Dhabi Crude Oil Pipeline LLC, Senior Secured Notes	4.600%	11/2/47	200,000	195,800	(b)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	200,000	158,319

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2022 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	200,000	$176,840	(b)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	185,550	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	210,000	178,677	(b)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	260,000	235,586	(b)
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	200,000	105,000	(b)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	200,000	214,456	(b)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	340,000	299,975
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	200,000	156,631	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	100,000	80,976
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	95,000	67,744
Petronas Capital Ltd., Senior Notes	2.480%	1/28/32	200,000	175,232	(a)
Qatar Energy, Senior Notes	3.125%	7/12/41	200,000	167,857	(b)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	200,000	172,286	(a)
YPF SA, Senior Notes	8.500%	7/28/25	100,000	77,425	(a)

TOTAL ENERGY				2,648,354

FINANCIALS - 7.2%
Banks - 2.9%
BBVA Bancomer SA, Senior Notes	1.875%	9/18/25	200,000	185,313	(b)
NBK Tier 1 Ltd., Senior Notes (3.625% to 2/24/27 then USD 6 year ICE Swap Rate + 2.875%)	3.625%	8/24/26	230,000	207,116	(b)(c)(d)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	200,000	199,966	(b)(d)

Total Banks				592,395

Capital Markets - 0.8%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	200,000	174,250	(b)

Diversified Financial Services - 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	150,000	126,701
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	200,000	195,500	(a)
REC Ltd., Senior Notes	4.750%	5/19/23	200,000	201,892	(a)

Total Diversified Financial Services				524,093

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.9%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	200,000	$192,231	(b)

TOTAL FINANCIALS				1,482,969

INDUSTRIALS - 2.6%
Construction & Engineering - 0.9%
Hutama Karya Persero PT	3.750%	5/11/30	200,000	189,971	(b)

Transportation Infrastructure - 1.7%
DP World PLC, Senior Notes	4.700%	9/30/49	200,000	168,275	(a)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	200,000	177,826	(b)

Total Transportation Infrastructure				346,101

TOTAL INDUSTRIALS				536,072

MATERIALS - 12.1%
Chemicals - 4.5%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	199,159	(a)
GC Treasury Center Co. Ltd., Senior Notes	2.980%	3/18/31	200,000	172,269	(b)
OCP SA, Senior Notes	5.125%	6/23/51	250,000	186,835	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	200,000	185,484	(b)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	200,000	183,760

Total Chemicals				927,507

Metals & Mining - 6.0%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	200,000	204,450	(b)
Corp. Nacional del Cobre de Chile, Senior Notes	4.500%	8/1/47	200,000	184,528	(b)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	290,000	229,538	(b)
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.450%	5/15/30	200,000	203,300	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	100,000	119,178
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	43,000	48,310
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	250,000	229,066	(b)

Total Metals & Mining				1,218,370

Paper & Forest Products - 1.6%
Inversiones CMPC SA, Senior Notes	3.000%	4/6/31	200,000	168,515	(b)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	200,000	167,751

Total Paper & Forest Products				336,266

TOTAL MATERIALS				2,482,143

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2022 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
China Aoyuan Group Ltd., Senior Secured Notes	8.500%	1/23/22	200,000	$43,600	*(a)(e)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	200,000	41,102	*(a)(f)
Country Garden Holdings Co. Ltd., Senior Secured Notes	7.250%	4/8/26	200,000	132,500	(a)

TOTAL REAL ESTATE				217,202

UTILITIES - 2.8%
Electric Utilities - 2.8%
Eskom Holdings SOC Ltd.	6.350%	8/10/28	200,000	197,285	(a)
Israel Electric Corp. Ltd., Senior Notes	3.750%	2/22/32	200,000	183,960	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	200,000	185,576	(a)

TOTAL UTILITIES				566,821

TOTAL CORPORATE BONDS & NOTES (Cost - $10,142,380)				8,772,499

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Mexican Peso, Put @ 20.00MXN (Cost - $3,164)	Goldman Sachs Group Inc.	8/19/22	285,000	285,000	6,210

TOTAL INVESTMENTS - 95.6% (Cost - $22,717,669)					19,593,715
Other Assets in Excess of Liabilities - 4.4%					904,527

TOTAL NET ASSETS - 100.0%					$20,498,242

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The maturity principal is currently in default as of May 31, 2022.

(f)	The coupon payment on this security is currently in default as of May 31, 2022.

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

Abbreviation(s) used in this schedule:

ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
MXN	— Mexican Peso
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Mexican Peso, Call (Premiums received - $3,249)	Goldman Sachs Group Inc.	8/19/22	22.70	MXN	285,000	285,000	$(590)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

MXN	— Mexican Peso

At May 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	6	9/22	$839,345	$836,625	$2,720

At May 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	56,000	USD	60,066	JPMorgan Chase & Co.	6/15/22	$99
SGD	340,888	USD	244,297	JPMorgan Chase & Co.	6/15/22	4,508
USD	171,435	EUR	155,176	JPMorgan Chase & Co.	6/15/22	4,718
MXN	1,610,000	USD	80,539	JPMorgan Chase & Co.	7/15/22	531
USD	192,348	MXN	3,939,000	JPMorgan Chase & Co.	7/15/22	(5,998)
EUR	36,000	USD	38,680	Citibank N.A.	7/19/22	69
IDR	107,364,000	USD	7,454	Citibank N.A.	7/19/22	(96)
USD	97,560	IDR	1,405,932,696	Citibank N.A.	7/19/22	1,212
USD	187,533	IDR	2,697,290,000	Citibank N.A.	7/19/22	2,690

Total						$7,733

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2022 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

Abbreviation(s) used in this table:

EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

At May 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MAY 31, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Qatar Government
International Bond,
9.750%, due 6/15/30	$500,000	12/20/24	0.416%	1.000% quarterly	$(7,272)	$8,688	$(15,960)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$10,815,006	—	$10,815,006
Corporate Bonds & Notes	—	8,772,499	—	8,772,499
Purchased Options	—	6,210	—	6,210

Total Investments	—	$19,593,715	—	$19,593,715

Other Financial Instruments:
Futures Contracts††	$2,720	—	—	$2,720
Forward Foreign Currency Contracts††	—	$13,827	—	13,827

Total Other Financial Instruments	$2,720	$13,827	—	$16,547

Total	$2,720	$19,607,542	—	$19,610,262

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$590	—	$590
Forward Foreign Currency Contracts††	—	6,094	—	6,094
Centrally Cleared Credit Default Swaps on Sovereign Issues - Buy Protection††	—	15,960	—	15,960

Total	—	$22,644	—	$22,644

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended May 31, 2022. The following transactions were effected in such company for the period ended May 31, 2022.

	Affiliate Value at February 28, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$88,182	$1,277,793	1,277,793	$1,365,975	1,365,975	—	$39	—	—

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